RESTRICTED CASH AND SHORT-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2016
Restricted Cash and Investments [Abstract]
Components of restricted cash and cash equivalents

Our restricted cash and short-term deposits balances are as follows:

(in thousands of $)	2016	2015
Restricted cash relating to the total return equity swap (see note 30) (i)	70,016	92,752
Restricted cash in relation to the Hilli (ii)	231,947	280,000
Restricted cash and short-term deposits held by lessor VIEs (see note 4) (iii)	69,853	35,450
Restricted cash relating to the Golar Bear, Golar Crystal and Golar Frost (iv)	43,656	—
Restricted cash relating to office lease	388	361
Total restricted cash	415,860	408,563
Less: Amounts included in current restricted cash and short-term deposits	183,525	228,202
Long-term restricted cash	232,335	180,361